New Accounting Standards - Additional Information (Details)	3 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, immaterial effect	true
Accounting standards update, adopted	Accounting Standards Update 2024-04 [Member]